OPERATING SEGMENT (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp) segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
Segment results
Number of reportable segments | segment	4	4
Number of operating segments aggregated to form reportable segments | segment	0	0
External revenues	Rp 143,210		Rp 136,447	Rp 135,557
Total revenues	143,210	$ 10,048	136,447	135,557
Profit before income tax	43,739	$ 3,070	39,147	38,299
Capital expenditures	(30,321)		(29,279)	(36,485)
Depreciation and amortization	(31,714)		(28,925)	(27,204)
Provision recognised in current period	(474)		(2,344)	(1,712)
Operating Segments
Segment results
External revenues	142,798		136,126	135,110
Inter-segment revenue	46,146		40,725	38,337
Total revenues	188,944		176,851	173,447
Profit before income tax	49,413		43,587	41,254
Capital expenditures	(30,275)		(29,067)	(36,086)
Depreciation and amortization	(35,530)		(32,075)	(23,791)
Provision recognised in current period	(425)		(2,259)	(2,293)
Adjustment and inter-segment elimination
Segment results
External revenues	412		321
Inter-segment revenue	(46,146)		(40,725)
Total revenues	(45,734)		(40,404)
Profit before income tax	(5,674)		(4,440)
Capital expenditures	(46)		(212)
Depreciation and amortization	3,816		3,150
Provision recognised in current period	(49)		(85)
Adjustments and eliminations
Segment results
External revenues				447
Inter-segment revenue				(38,337)
Total revenues				(37,890)
Profit before income tax				(2,955)
Capital expenditures				(399)
Depreciation and amortization				3,413
Provision recognised in current period				581
Mobile
Segment results
External revenues	84,267		83,720	87,897
Total revenues	84,267		83,720	87,904
Mobile | Operating Segments
Segment results
External revenues	84,267		83,720	87,897
Inter-segment revenue	3,097		3,297	3,163
Total revenues	87,364		87,017	91,060
Profit before income tax	34,435		32,966	34,196
Capital expenditures	(10,548)		(9,520)	(11,963)
Depreciation and amortization	(20,333)		(19,715)	(14,233)
Provision recognised in current period	(99)		(83)	(521)
Consumer
Segment results
External revenues	24,930		20,957	17,706
Total revenues	24,928		21,005	17,733
Consumer | Operating Segments
Segment results
External revenues	24,930		20,957	17,706
Inter-segment revenue	187		1,148	786
Total revenues	25,117		22,105	18,492
Profit before income tax	5,894		4,561	2,588
Capital expenditures	(10,444)		(9,770)	(10,581)
Depreciation and amortization	(6,566)		(3,990)	(3,529)
Provision recognised in current period	(285)		(511)	(665)
Enterprise
Segment results
External revenues	19,141		17,729	18,701
Total revenues	19,133		17,716	18,653
Enterprise | Operating Segments
Segment results
External revenues	19,141		17,729	18,701
Inter-segment revenue	22,395		18,591	16,834
Total revenues	41,536		36,320	35,535
Profit before income tax	(307)		(544)	(1,233)
Capital expenditures	(4,514)		(5,178)	(5,614)
Depreciation and amortization	(3,909)		(3,276)	(2,744)
Provision recognised in current period	(13)		(1,390)	(973)
WIB
Segment results
External revenues	14,255		13,501	10,609
Total revenues	14,251		13,488	10,636
WIB | Operating Segments
Segment results
External revenues	14,255		13,501	10,609
Inter-segment revenue	18,072		16,139	16,265
Total revenues	32,327		29,640	26,874
Profit before income tax	9,192		6,497	5,763
Capital expenditures	(4,756)		(4,587)	(7,907)
Depreciation and amortization	(4,702)		(5,069)	(3,264)
Provision recognised in current period	5		(267)	(121)
Others.
Segment results
External revenues	205		219	197
Total revenues	631		518	631
Others. | Operating Segments
Segment results
External revenues	205		219	197
Inter-segment revenue	2,395		1,550	1,289
Total revenues	2,600		1,769	1,486
Profit before income tax	199		107	(60)
Capital expenditures	(13)		(12)	(21)
Depreciation and amortization	(20)		(25)	(21)
Provision recognised in current period	Rp (33)		Rp (8)	Rp (13)